Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	March 31, 2019	December 31, 2018
Manufacturing Equipment- Molds	$118,763	$70,363
Accumulated Depreciation	(37,054)	(35,917)
Total	$81,709	$34,446

	December 31, 2018	December 31, 2017
Manufacturing Equipment- Molds	$70,363	$50,963
Accumulated Depreciation	(35,917)	(35,263)
	$34,446	$15,700

Estimated Useful Life [Member]
Property and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of March 31, 2019 and December 31, 2018:
Estimated Useful Life
Molds	3 to 7 years
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Molds	3 to 7 years